Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands		12 Months Ended
	Jan. 22, 2019 $ / shares	Feb. 29, 2020 CNY (¥) ¥ / shares shares	Feb. 28, 2019 CNY (¥) ¥ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Options outstanding, Beginning of period		3,401
Number of Options, Granted		440
Number of Options, Forfeited		(315)
Number of Options, Exercised		(36)
Number of Options, Options outstanding, End of period		3,490	3,401
Number of Options, Options vested or expected to vest		3,526
Number of Options, Options exercisable		2,037
Weighted Average Exercise Price, Options outstanding, Beginning of period | ¥ / shares		¥ 13.35
Weighted Average Exercise Price, Granted | (per share)	$ 4.6	32.23
Weighted Average Exercise Price, Forfeited | ¥ / shares		23.33
Weighted Average Exercise Price, Exercised | ¥ / shares		10.72
Weighted Average Exercise Price, Options outstanding, End of period | ¥ / shares		14.86	¥ 13.35
Weighted Average Exercise Price, Options vested or expected to vest | ¥ / shares		10.79
Weighted Average Exercise Price, Options exercisable | ¥ / shares		¥ 11.38
Weighted Average Remaining Contract Life (Years), Options outstanding		7 years 21 days	7 years 9 months 18 days
Weighted Average Remaining Contract Life (Years), Granted		10 years
Weighted Average Remaining Contract Life (Years), Forfeited		8 years 6 months 14 days
Weighted Average Remaining Contract Life (Years), Exercised		5 years 9 months 10 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest		7 years 14 days
Weighted Average Remaining Contract Life (Years), Options exercisable		5 years 11 months 8 days
Aggregate Intrinsic Value, Options outstanding | ¥		¥ 27,173	¥ 43,870
Aggregate Intrinsic Value, Options vested or expected to vest | ¥		27,523
Aggregate Intrinsic Value, Options exercisable | ¥		¥ 19,123